Other non-current assets	12 Months Ended
Dec. 31, 2021
Other non-current assets
Other non-current assets

14 Other non-current assets

	December 31,
	2021	2020
	$	$
Deposits and prepayments	693,548	193,582

The balances are classified as non-current assets as they are either expected to be (i) recovered or recognized as expense after one year, or (ii) capitalized as property, plant and equipment after the end of the reporting period.